Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of impairment charges
As a result of the impairment testing the Company recorded the following impairment charges, for the markets indicated below, within Other operating income, net on the consolidated statements of income:

Fiscal year	Markets	Total
2023	Trinidad & Tobago, Aruba, Colombia, Venezuela and Peru	$2,626
2022	Aruba, USVI, Peru and Venezuela	1,171
2021	Mexico, USVI, Peru, Colombia, Venezuela and Argentina	1,573